Net Loss Per Share Attributable to Common Stockholders - Antidilutive Common Stock Excluded from Computation of Diluted Net Loss Per Share (FY) (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive outstanding potential common stock	16,967,629	120,781,392	133,451,897	106,632,269
Outstanding options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive outstanding potential common stock	16,967,629	14,234,009	16,268,357	5,915,926
Outstanding convertible preferred stock (Series A and B)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive outstanding potential common stock	0	106,547,383	117,183,540	100,716,343